UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

                Report for the Calendar Year Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707

13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard E. Carlson
Title:    President
Phone:    (302) 234-5750

Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE               August 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     028-00030                         John W. Bristol & Co., Inc.
     028-04139                         Eaton Vance Management
     028-02588                         Klingenstein Fields & Co. LLC
     028-03877                         Fiduciary Trust Co. Intl.
     028-05814                         Baldwin Brothers Inc.
     028-02635                         Gardner, Russo & Gardner
     028-04558                         Parametric Portfolio Associates
     028-05621                         Santa Barbara Asset Management
     028-05395                         Select Equity Group Inc.
     028-00154                         Ruane, Cunnif & Goldfarb Inc.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: $39,958
                                       (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2     COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                           VALUE    SHRS OR SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP       (x1000)  PRN AMT PRN CALL   DISCRETION   MNGRS  SOLE     SHARED   NONE
--------------               --------------    -----       -------  ------- --- ----   ----------   -----  ----     ------   ----
ABBOTT LABS                  COM              002824100    2,210     46,975 SH         Sole         None     46,975
BANK OF AMERICA CORPORATION  COM              060505104    1,236     93,637 SH         Sole         None     93,637
BERKSHIRE HATHAWAY INC DEL   CL B             084670207      310        107 SH         Sole         None        107
CAMPBELL SOUP CO             COM              134429109    2,743     93,220 SH         Sole         None     93,220
CHEVRON CORP NEW             COM              166764100      419      6,330 SH         Sole         None      6,330
COCA COLA CO                 COM              191216100      579     12,070 SH         Sole         None     12,070
COMCAST CORP NEW             CL A             20030N101      590     40,829 SH         Sole         None     40,829
EXXON MOBIL CORP             COM              30231G102   13,626    194,907 SH         Sole         None    194,907
GENERAL ELECTRIC CO          COM              369604103    1,025     87,419 SH         Sole         None     87,419
JOHNSON & JOHNSON            COM              478160104      344      6,055 SH         Sole         None      6,055
JPMORGAN CHASE & CO          COM              46625H100      323      9,471 SH         Sole         None      9,471
METROPCS COMMUNICATIONS INC  COM              591708102   11,808    887,140 SH         Sole         None    887,140
MICROSOFT CORP               COM              594918104      208      8,744 SH         Sole         None      8,744
UNION PAC CORP               COM              907818108      260      5,000 SH         Sole         None      5,000
WELLS FARGO & CO NEW         COM              949746101    4,277    176,303 SH         Sole         None    176,303

SK 01864 0005 1021409